Shareholder Report, Line Graph (Details) 193134_Themes US Infrastructure ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 12, 2024	Sep. 30, 2025
Themes US Infrastructure ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Themes US Infrastructure ETF
Accumulated Value	$ 10,000	$ 12,298
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000	$ 12,209
Solactive United States Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive United States Infrastructure Index
Accumulated Value	$ 10,000	$ 12,306